HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.6%
	APPAREL & TEXTILE PRODUCTS - 3.9%
135,000	On Holding A.G.(a)	$ 7,393,950

	BANKING - 2.5%
300,000	Banc of California, Inc.	4,638,000

	COMMERCIAL SUPPORT SERVICES - 0.9%
60,000	GEO Group, Inc. (The)(a)	1,678,800

	CONSTRUCTION MATERIALS - 6.4%
40,000	CRH PLC	3,700,800
20,000	Eagle Materials, Inc.	4,935,200
20,000	Owens Corning	3,406,400
		12,042,400
	E-COMMERCE DISCRETIONARY - 2.3%
1,000,000	Stitch Fix, Inc., Class A(a)	4,310,000

	ELECTRICAL EQUIPMENT - 2.9%
35,000	Generac Holdings, Inc.(a)	5,426,750

	HOME & OFFICE PRODUCTS - 4.2%
80,000	SharkNinja, Inc.(a)	7,788,800

	INTERNET MEDIA & SERVICES - 6.9%
30,000	Airbnb, Inc., Class A(a)	3,942,300
150,000	Uber Technologies, Inc.(a)	9,048,000
		12,990,300
	LEISURE FACILITIES & SERVICES - 12.8%
200,000	DraftKings, Inc., Class A(a)	7,440,000
225,000	Norwegian Cruise Line Holdings Ltd.(a)	5,789,250
450,000	Portillo's, Inc.(a)	4,230,000
75,000	Wynn Resorts Ltd.	6,462,000
		23,921,250

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.6% (Continued)
	MACHINERY - 1.3%
100,000	Symbotic, Inc.(a)	$ 2,371,000

	METALS & MINING - 5.5%
500,000	Cleveland-Cliffs, Inc.(a)	4,700,000
150,000	Freeport-McMoRan, Inc.	5,712,000
		10,412,000
	OIL & GAS PRODUCERS - 9.2%
60,000	Expand Energy Corporation	5,973,000
200,000	Matador Resources Company	11,252,000
		17,225,000
	REAL ESTATE INVESTMENT TRUSTS - 5.9%
10,000	Texas Pacific Land Corporation	11,059,600

	RETAIL - DISCRETIONARY - 2.4%
300,000	Sleep Number Corporation(a)	4,572,000

	SEMICONDUCTORS - 10.4%
20,000	Coherent Corporation(a)	1,894,600
50,000	Micron Technology, Inc.	4,208,000
45,000	NVIDIA Corporation	6,043,050
40,000	ON Semiconductor Corporation(a)	2,522,000
25,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,937,250
		19,604,900
	SOFTWARE - 6.5%
15,000	CyberArk Software Ltd.(a)	4,997,250
65,000	Palantir Technologies, Inc., Class A(a)	4,915,950
125,000	Zeta Global Holdings Corporation, Class A(a)	2,248,750
		12,161,950
	TECHNOLOGY HARDWARE - 4.6%
250,000	Hewlett Packard Enterprise Company	5,337,500
500,000	Powerfleet, Inc.(a)	3,330,000
		8,667,500

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares						Fair Value

	TOTAL COMMON STOCKS (Cost $105,095,563)					$ 166,264,200

	SHORT-TERM INVESTMENT — 3.5%
	MONEY MARKET FUND - 3.5%
6,655,463	First American Treasury Obligations Fund, Class X, 4.40% (Cost $6,655,463)(b)					6,655,463

Contracts(c)
	EQUITY OPTIONS PURCHASED - 7.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 7.8%
900	Amazon.com, Inc.	WFC	02/21/2025	$ 175	$ 19,745,100	4,221,000
600	Boeing Company (The)	WFC	06/20/2025	125	10,620,000	3,390,000
100	Chubb Ltd.	WFC	02/21/2025	250	2,763,000	295,000
550	Home Depot, Inc. (The)	WFC	03/21/2025	350	21,394,450	2,564,375
1,500	Novo Nordisk A/S	WFC	02/21/2025	90	12,903,000	450,000
275	Spotify Technology S.A.	WFC	03/21/2025	320	12,302,950	3,674,688
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $13,737,485)					14,595,063

	TOTAL INVESTMENTS - 99.9% (Cost $125,488,511)					$ 187,514,726
	CALL OPTION WRITTEN – (0.0)%(d) (Premiums received - $60,185)					(1,050)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					97,070
	NET ASSETS - 100.0%					$ 187,610,746

	WRITTEN EQUITY OPTION - 0.0%(d)
	CALL OPTION WRITTEN- 0.0%(d)
350	On Holding A.G.	WFC	01/03/2025	$ 61	$ 1,916,950	$ 1,050
	TOTAL EQUITY OPTION WRITTEN (Proceeds - $60,185)

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
WFC	- Wells Fargo

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1%).

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.2%
80,000	Kratos Defense & Security Solutions, Inc.(a)	$ 2,110,400

	APPAREL & TEXTILE PRODUCTS - 3.6%
120,000	On Holding A.G.(a)	6,572,400

	BANKING - 9.3%
270,000	Banc of California, Inc.	4,174,200
120,000	Hilltop Holdings, Inc.	3,435,600
70,000	Prosperity Bancshares, Inc.	5,274,500
50,000	Texas Capital Bancshares, Inc.(a)	3,910,000
		16,794,300
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.4%
90,000	Halozyme Therapeutics, Inc.(a)	4,302,900

	CONSTRUCTION MATERIALS - 3.4%
25,000	Eagle Materials, Inc.	6,169,000

	CONTAINERS & PACKAGING - 2.6%
170,000	Graphic Packaging Holding Company	4,617,200

	FOOD - 5.1%
45,000	BellRing Brands, Inc.(a)	3,390,300
750,000	SunOpta, Inc.(a)	5,775,000
		9,165,300
	HOME & OFFICE PRODUCTS - 2.2%
40,000	SharkNinja, Inc.(a)	3,894,400

	HOME CONSTRUCTION - 3.4%
100,000	Taylor Morrison Home Corporation(a)	6,121,000

	HOUSEHOLD PRODUCTS - 1.4%
20,000	elf Beauty, Inc.(a)	2,511,000

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
60,000	Moelis & Company, Class A	$ 4,432,800

	INSURANCE - 2.1%
25,000	Hanover Insurance Group, Inc. (The)	3,866,500

	LEISURE FACILITIES & SERVICES - 6.7%
85,000	Cinemark Holdings, Inc.(a)	2,633,300
175,000	Norwegian Cruise Line Holdings Ltd.(a)	4,502,750
200,000	Portillo's, Inc.(a)	1,880,000
17,500	Texas Roadhouse, Inc.	3,157,525
		12,173,575
	LEISURE PRODUCTS - 0.9%
25,000	Brunswick Corporation	1,617,000

	METALS & MINING - 2.1%
400,000	Cleveland-Cliffs, Inc.(a)	3,760,000

	OIL & GAS PRODUCERS - 9.4%
175,000	Matador Resources Company	9,845,500
300,000	Permian Resources Corporation	4,314,000
70,000	SM Energy Company	2,713,200
		16,872,700
	REAL ESTATE INVESTMENT TRUSTS - 4.4%
7,200	Texas Pacific Land Corporation	7,962,912

	RETAIL - DISCRETIONARY - 11.1%
95,000	Academy Sports & Outdoors, Inc.	5,465,350
98,600	Ethan Allen Interiors, Inc.	2,771,646
11,000	Group 1 Automotive, Inc.	4,636,280
7,500	RH(a)	2,951,925
125,000	Shoe Carnival, Inc.	4,135,000
		19,960,201
	SEMICONDUCTORS - 4.1%
70,000	Cohu, Inc.(a)	1,869,000

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 4.1% (Continued)
35,000	Diodes, Inc.(a)	$ 2,158,450
65,000	Tower Semiconductor Ltd.(a)	3,348,150
		7,375,600
	SOFTWARE - 10.1%
100,000	Alkami Technology, Inc.(a)	3,668,000
25,000	C3.ai, Inc., Class A(a)	860,750
185,476	Clear Secure, Inc.	4,941,081
65,000	Digi International, Inc.(a)	1,964,950
25,000	Pegasystems, Inc.	2,330,000
65,000	Varonis Systems, Inc.(a)	2,887,950
90,000	Zeta Global Holdings Corporation, Class A(a)	1,619,100
		18,271,831
	STEEL - 2.4%
12,000	Carpenter Technology Corporation	2,036,520
45,000	Commercial Metals Company	2,232,000
		4,268,520
	TECHNOLOGY HARDWARE - 4.0%
125,000	Aviat Networks, Inc.(a)	2,263,750
40,000	PAR Technology Corporation(a)	2,906,800
300,000	Powerfleet, Inc.(a)	1,998,000
		7,168,550
	TRANSPORTATION & LOGISTICS - 2.4%
20,000	Kirby Corporation(a)	2,116,000
140,000	Navigator Holdings Ltd.	2,149,000
		4,265,000
	TRANSPORTATION EQUIPMENT - 2.7%
80,000	Greenbrier Companies, Inc. (The)	4,879,200

	TOTAL COMMON STOCKS (Cost $113,243,662)	179,132,289

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.7%
MONEY MARKET FUND - 0.7%
1,267,273	First American Treasury Obligations Fund, Class X, 4.40% (Cost $1,267,273)(b)	$ 1,267,273

	TOTAL INVESTMENTS - 100.1% (Cost $114,510,935)	$ 180,399,562
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(189,925)
	NET ASSETS - 100.0%	$ 180,209,637

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2%
	APPAREL & TEXTILE PRODUCTS - 1.0%
7,400	Kontoor Brands, Inc.	$ 632,034

	ASSET MANAGEMENT - 1.3%
60,500	P10, Inc.	762,905

	BANKING - 19.4%
141,000	Banc of California, Inc.	2,179,860
14,000	BancFirst Corporation	1,640,520
45,600	Hilltop Holdings, Inc.	1,305,528
73,200	Home BancShares, Inc.	2,071,560
28,600	Texas Capital Bancshares, Inc.(a)	2,236,520
26,000	Triumph Financial, Inc.(a)	2,362,880
		11,796,868
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.1%
27,000	Halozyme Therapeutics, Inc.(a)	1,290,870

	CONSTRUCTION MATERIALS - 3.4%
8,470	Eagle Materials, Inc.	2,090,057

	CONTAINERS & PACKAGING - 1.5%
33,100	Graphic Packaging Holding Company	898,996

	ELECTRICAL EQUIPMENT - 3.7%
20,265	Bel Fuse, Inc., Class B	1,671,255
24,000	FARO Technologies, Inc.(a)	608,640
		2,279,895
	FOOD - 5.4%
5,800	Cal-Maine Foods, Inc.	596,936
347,000	SunOpta, Inc.(a)	2,671,900
		3,268,836
	HOME CONSTRUCTION - 2.8%
27,500	Taylor Morrison Home Corporation(a)	1,683,275

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	INSURANCE - 2.3%
4,705	Hanover Insurance Group, Inc. (The)	$ 727,675
31,450	Tiptree, Inc.	656,047
		1,383,722
	LEISURE FACILITIES & SERVICES - 3.1%
30,280	Cinemark Holdings, Inc.(a)	938,074
100,700	Potbelly Corporation(a)	948,594
		1,886,668
	LEISURE PRODUCTS - 1.8%
17,300	Brunswick Corporation	1,118,964

	MACHINERY - 3.6%
41,700	Ichor Holdings Ltd.(a)	1,343,574
90,080	Manitowoc Company, Inc. (The)(a)	822,430
		2,166,004
	METALS & MINING - 2.3%
147,200	Cleveland-Cliffs, Inc.(a)	1,383,680

	OIL & GAS PRODUCERS - 5.0%
9,200	Chord Energy Corporation	1,075,664
10,600	Gulfport Energy Corporation(a)	1,952,520
		3,028,184
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
36,800	Atlas Energy Solutions, Inc.	816,224
18,400	Tidewater, Inc.(a)	1,006,664
		1,822,888
	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
49,000	Stratus Properties, Inc.(a)	1,017,240

	RETAIL - DISCRETIONARY - 15.1%
35,300	Academy Sports & Outdoors, Inc.	2,030,810
9,000	Builders FirstSource, Inc.(a)	1,286,370
63,700	Ethan Allen Interiors, Inc.	1,790,607
2,630	Group 1 Automotive, Inc.	1,108,492
58,000	Shoe Carnival, Inc.	1,918,640

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	RETAIL - DISCRETIONARY - 15.1% (Continued)
69,000	Sleep Number Corporation(a)	$ 1,051,560
		9,186,479
	SEMICONDUCTORS - 3.3%
39,220	Photronics, Inc.(a)	924,023
20,790	Tower Semiconductor Ltd.(a)	1,070,893
		1,994,916
	STEEL - 1.6%
20,000	Commercial Metals Company	992,000

	TECHNOLOGY HARDWARE - 2.1%
56,530	Aviat Networks, Inc.(a)	1,023,758
8,700	Kornit Digital Ltd.(a)	269,265
		1,293,023
	TECHNOLOGY SERVICES - 1.7%
250,000	Research Solutions, Inc.(a)	1,037,500

	TRANSPORTATION & LOGISTICS - 5.2%
58,900	Marten Transport Ltd.	919,429
73,600	Navigator Holdings Ltd.	1,129,760
46,500	RXO, Inc.(a)	1,108,560
		3,157,749
	TRANSPORTATION EQUIPMENT - 4.8%
23,800	Blue Bird Corporation(a)	919,394
33,200	Greenbrier Companies, Inc. (The)	2,024,868
		2,944,262

	TOTAL COMMON STOCKS (Cost $51,324,243)	59,117,015

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.0%
MONEY MARKET FUND - 3.0%
1,832,037	First American Treasury Obligations Fund, Class X, 4.40% (Cost $1,832,037)(b)	$ 1,832,037

	TOTAL INVESTMENTS - 100.2% (Cost $53,156,280)	$ 60,949,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(129,362)
	NET ASSETS - 100.0%	$ 60,819,690

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BANKING – 9.6%
25,000	Bank of America Corporation	$ 1,098,750
5,000	JPMorgan Chase & Company	1,198,550
25,000	Wells Fargo & Company	1,756,000
		4,053,300
	BIOTECHNOLOGY & PHARMACEUTICALS - 8.3%
6,000	AbbVie, Inc.	1,066,200
1,500	Eli Lilly & Company	1,158,000
15,000	Novo Nordisk A/S - ADR	1,290,300
		3,514,500
	DIVERSIFIED INDUSTRIALS - 2.7%
9,000	3M Company	1,161,810

	E-COMMERCE DISCRETIONARY - 4.1%
8,000	Amazon.com, Inc.(a)	1,755,120

	ELECTRIC UTILITIES - 6.4%
10,000	Vistra Corporation	1,378,700
20,000	Xcel Energy, Inc.	1,350,400
		2,729,100
	INSTITUTIONAL FINANCIAL SERVICES - 6.3%
2,000	Goldman Sachs Group, Inc. (The)	1,145,240
12,000	Morgan Stanley	1,508,640
		2,653,880
	INSURANCE - 2.7%
2,500	Berkshire Hathaway, Inc., Class B(a)	1,133,200

	MACHINERY - 3.8%
4,500	Caterpillar, Inc.	1,632,420

	OIL & GAS PRODUCERS - 6.9%
13,000	Exxon Mobil Corporation	1,398,410
15,000	ONEOK, Inc.	1,506,000
		2,904,410

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - CONSUMER STAPLES - 5.8%
27,000	Walmart, Inc.	$ 2,439,450

	RETAIL - DISCRETIONARY - 3.7%
4,000	Home Depot, Inc. (The)	1,555,960

	SEMICONDUCTORS - 16.3%
10,000	Broadcom, Inc.	2,318,400
22,500	NVIDIA Corporation	3,021,525
8,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,579,920
		6,919,845
	SOFTWARE - 5.0%
5,000	Microsoft Corporation	2,107,500

	TECHNOLOGY HARDWARE - 7.1%
12,000	Apple, Inc.	3,005,040

	TECHNOLOGY SERVICES - 4.1%
8,000	International Business Machines Corporation	1,758,640

	TOBACCO & CANNABIS - 2.0%
7,000	Philip Morris International, Inc.	842,450

	TRANSPORTATION & LOGISTICS - 3.0%
5,500	Union Pacific Corporation	1,254,220

	TOTAL COMMON STOCKS (Cost $24,260,541)	41,420,845

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.3%
MONEY MARKET FUND - 2.3%
979,080	First American Treasury Obligations Fund, Class X, 4.40% (Cost $979,080)(b)	$ 979,080

	TOTAL INVESTMENTS - 100.1% (Cost $25,239,621)	$ 42,399,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(24,705)
	NET ASSETS - 100.0%	$ 42,375,220

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.